FINANCIAL DEBT - Global Programs for the issuance of Notes (Details) ₲ in Millions														1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 31, 2021 ARS ($)	Dec. 10, 2020 ARS ($)	Aug. 06, 2020 USD ($)	Jul. 07, 2020 USD ($)	Jan. 31, 2020 ARS ($)	Aug. 14, 2019 USD ($)	Aug. 09, 2019 USD ($)	Jul. 25, 2019 USD ($)	Jul. 18, 2019 USD ($)	Jul. 18, 2019 ARS ($)	Jul. 10, 2019 USD ($)	Mar. 28, 2019 PYG (₲)	Mar. 12, 2019 PYG (₲)	Jan. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 PYG (₲)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 02, 2020 ARS ($)	Aug. 06, 2020 ARS ($)	Mar. 12, 2020 PYG (₲)	Mar. 12, 2020 ARS ($)	Jan. 23, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Jul. 31, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 18, 2019 ARS ($)	Mar. 28, 2019 ARS ($)	Mar. 12, 2019 ARS ($)	Jan. 04, 2019 PYG (₲)	Jan. 04, 2019 ARS ($)	Dec. 28, 2017 USD ($)	Jun. 01, 2016 USD ($)	Apr. 20, 2016 USD ($)
Financial Debt
Financial debt																				$ 200,200,000,000						$ 206,928,000,000
Series I
Financial Debt
Amount received																$ 392,360,000
Series A Notes at Fixed Annual rate Maturing in 2021
Financial Debt
Financial debt																			$ 103,400,000	8,704,000,000
Class A Notes
Financial Debt
Integration in non - cash assets				$ 362,200,000
Percentage of outstanding debt retired and settled				77.74%
Cablevision | Series A Notes at Fixed Annual rate Maturing in 2021
Financial Debt
Principal amount																																			$ 500,000,000
Repurchase of Notes						$ 3,800,000		$ 30,400,000			$ 34,200,000						$ 500,000
Repurchase price											997.50
Cablevision | Series A Notes at Fixed Annual rate Maturing in 2021 | Maximum
Financial Debt
Principal amount																																				$ 500,000,000
Offer to repurchase of notes											$ 200,000,000
Principal amount that could be issued																																				$ 1,000,000,000
Cablevision | Series A Notes at Fixed Annual rate Maturing in 2021 | Fixed interest rate
Financial Debt
Annual rate of interest																																			6.50%
Cablevision | Class A Notes
Financial Debt
Principal amount denomination for conversion				$ 1,000
Notes issued in convesion				700
Cash paid in debt conversion				$ 320
Telecom Argentina | Term Notes
Financial Debt
Principal amount																											$ 500,000,000	$ 300,000,000
Financial debt																			406,700,000	34,221,000,000
Telecom Argentina | Term Notes | Maximum
Financial Debt
Maximum notes that can be issued																																		$ 3,000,000,000
Telecom Argentina | Series I
Financial Debt
Principal amount									$ 400,000,000																				$ 17,148,000,000
Amount received										$ 16,820,000,000
Debt issuance expenses									2,400,000
Issuance under par cost									$ 5,240,000
Telecom Argentina | Series I | Fixed interest rate
Financial Debt
Annual rate of interest									8.00%																				8.00%
Telecom Argentina | Series III
Financial Debt
Principal amount					$ 3,196,524,154
Repurchase of Notes														$ 150,000,000	$ 86,000,000
Amount of loan paid	$ 3,249,000,000
Principal amount repaid	2,961,000,000
Interest amount repaid	$ 288,000,000
Financial debt																				3,303,000,000
Telecom Argentina | Series III | BADLAR
Financial Debt
Applicable margin					4.75%
Telecom Argentina | Series IV
Financial Debt
Principal amount					$ 1,200,229,180
Financial debt																				1,274,000,000
Telecom Argentina | Series IV | BADLAR
Financial Debt
Applicable margin					5.25%
Telecom Argentina | Series III & IV
Financial Debt
Principal amount																									$ 1,500,000,000
Amount received					$ 4,374,000,000
Debt issuance expenses					$ 23,000,000
Telecom Argentina | Series III & IV | Maximum
Financial Debt
Principal amount																									$ 5,000,000,000
Telecom Argentina | Series 5
Financial Debt
Principal amount			$ 388,900,000																			$ 28,273,000,000
Debt integrated in non-cash assets			253,500,000
Debt integrated in cash			$ 135,400,000
Financial debt																			$ 413,800,000	34,818,000,000
Telecom Argentina | Series 5 | Debt Settled on February 6, 2023
Financial Debt
Percentage of principal repaid			3.00%
Telecom Argentina | Series 5 | Debt Settled on August 6, 2023
Financial Debt
Percentage of principal repaid			30.00%
Telecom Argentina | Series 5 | Debt Settled On August 6 2024
Financial Debt
Percentage of principal repaid			33.00%
Telecom Argentina | Series 5 | Debt Settled On August 6 2025
Financial Debt
Percentage of principal repaid			34.00%
Telecom Argentina | Series 5 | Fixed interest rate
Financial Debt
Annual rate of interest			8.50%																			8.50%
Telecom Argentina | Series Six and Seven
Financial Debt
Principal amount																					$ 1,500,000,000
Principal amount that could be issued																					$ 10,000,000,000
Telecom Argentina | Series Six
Financial Debt
Principal amount		$ 1,928,950,000
Financial debt																				1,957,000,000
Telecom Argentina | Series Six | BADLAR
Financial Debt
Applicable margin		2.25%
Telecom Argentina | Series Seven
Financial Debt
Principal amount		$ 7,786,710,622
Nominal value principal amount		125,248,683
Amount received		9,671,000,000
Debt issuance expenses		$ 45,000,000
Financial debt																				8,015,000,000
Telecom Argentina | Series Seven | Fixed interest rate
Financial Debt
Annual rate of interest		3.00%
Telecom Argentina | Class A Notes
Financial Debt
Maximum amount to be refinanced																											$ 250,000,000
Repurchase of Notes							$ 34,200,000
Partial prepayment of loan								$ 100,000,000
Nucleo
Financial Debt
Maximum notes that can be issued																																₲ 500,000,000,000	$ 3,200,000,000
Financial debt																		₲ 250,532,000,000		$ 3,005,000,000
Nucleo | Series I
Financial Debt
Principal amount													₲ 120,000,000,000																		$ 841,000,000
Repayment term													60 months
Nucleo | Series I | Fixed interest rate
Financial Debt
Annual rate of interest													9.00%																		9.00%
Nucleo | Series II
Financial Debt
Maximum notes that can be issued												₲ 30,000,000,000																		$ 210,000,000
Repayment term												60 months
Nucleo | Series II | Fixed interest rate
Financial Debt
Annual rate of interest												9.00%																		9.00%
Nucleo | Series III
Financial Debt
Maximum notes that can be issued																							₲ 100,000,000,000	$ 948,000,000
Nucleo | Series III | Fixed interest rate
Financial Debt
Annual rate of interest																							8.75%	8.75%